Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Beginning of year	$ 19,148	$ 19,148	$ 19,148	$ 19,148
End of Year	$ 19,148	$ 19,148	$ 19,148	$ 19,148